Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial liabilities [abstract]
Schedule of Other Financial Liabilities

(CHF in millions)	12/31/2025	12/31/2024

Customer refund liability returns	55.8	40.9
Other financial liabilities	0.9	10.4
Total other current financial liabilities at amortized cost	56.7	51.3
Other non-current financial liabilities	2.8	1.7
Total other non-current financial liabilities at amortized cost	2.8	1.7
Total other current and non-current financial liabilities	59.5	53.1